Segment information and geographic data (Tables)	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Reconciliation of Revenue from Segments to Consolidated [Table Text Block]

12 months ended December 31,	2024			2023
USD'000	Semiconductors	Corporate	Total	Semiconductors	Corporate	Total
Revenue from external customers	10,981	-	10,981	30,058	-	30,058
Intersegment revenue		-	-	-	-	-
	10,981	-	10,981	30,058	-	30,058

Reconciliation of revenue
Elimination of intersegment revenue			-			-
Other revenue[2]			894			860
Total consolidated revenue			11,875			30,918

Less:[1]
Cost of revenue	7,253	-	7,253	16,009	-	16,009
Segment gross profit	3,728	-	3,728	14,049	-	14,049

Less:[1]
Total operating expenses	12,845	8,166	21,011	12,300	1,303	13,603
Other segment items	(109)	951	842	(1,706)	5,216	3,510
Segment profit /(loss) before income taxes	(9,008)	(9,117)	(18,125)	3,455	(6,519)	(3,064)

Reconciliation of profit or loss (segment profit / (loss) )
Other profit or loss[2]			(10,732)			(12,155)
Elimination of intersegment profits			-			-
Loss before income tax expense			(28,857)			(15,219)

Other segment disclosures
Interest revenue	160	611	771	88	5	93
Interest expense	95	471	566	109	189	298
Depreciation and amortization	628	2	630	571	-	571
Profit / (loss) from intersegment sales	-	-	-	-	-	-
Income tax recovery / (expense)	(3,077)	-	(3,077)	(218)	-	(218)
Segment assets	13,564	110,338	123,902	23,736	23,958	47,694

12 months ended December 31,	2022
USD'000	Semiconductors	Corporate	Total
Revenue from external customers	23,198	n/a	23,198
Intersegment revenue	-	n/a	-
	23,198	n/a	23,198

Reconciliation of revenue
Other revenue[2]			616
Elimination of intersegment revenue			-
Total consolidated revenue			23,814

Less:[1]
Cost of revenue	13,399	n/a	13,399
Segment gross profit	9,799	n/a	9,799

Less:[1]
Total operating expenses	7,233	n/a	7,233
Other segment items	61	n/a	61
Segment profit / (loss) before income taxes	2,505	n/a	2,505

Reconciliation of profit or loss (segment profit / (loss) )
Other profit or loss[2]			(15,550)
Elimination of intersegment profits			-
Loss before income tax expense			(13,045)

Other segment disclosures
Interest revenue	-	n/a	-
Interest expense	250	n/a	250
Depreciation and amortization	408	n/a	408
Profit / (loss) from intersegment sales	-	n/a	-
Income tax recovery / (expense)	3,251	n/a	3,251
Segment assets	21,587	n/a	21,587

(1) The significant expense categories and amounts align with the segment-level information that is regularly provided to the chief operating decision maker. Intersegment expenses are included within the amounts shown.

(2) Other revenue and Other profit or loss are attributable to subsidiaries that do not meet the definition of an operating segment and the activities of which include sales, support and distribution of our products, R&D, financing and anon-operating investment company.

Other segment items for each reportable segment are made up of non-operating expenses, including management expenses, foreign exchanges gains and losses, debt discount amortization and financing costs.

Segment Information and Geographic Data - Schedule of Reconciliation of Assets

	As at December 31,
USD'000	2024	2023
Asset reconciliation
Total assets from reportable segments	123,902	47,694
Other assets[1]	17,286	20,054
Elimination of intersegment receivables	(7,168)	(615)
Elimination of intersegment investment and goodwill	(19,332)	(19,332)
Consolidated total assets	114,688	47,801
(1) Other assets are attributable to subsidiaries that do not meet the definition of an operating segment and the activities of which include sales, support and distribution of our products, R&D, financing and anon-operating investment company.

Segment Information and Geographic Data - Schedule of Revenue and Property, Plant and Equipment by Geography

The following tables summarize geographic information for net sales based on the billing address of the customer, and for property, plant and equipment.

Net sales by region	12 months ended December 31,
USD'000	2024	2023	2022
Switzerland	571	1,752	1,004
Rest of EMEA*	1,964	8,943	6,260
North America	7,642	16,646	13,677
Asia Pacific	1,642	3,466	2,745
Latin America	56	111	128
Total net sales from continuing operations	11,875	30,918	23,814
*EMEA means Europe, Middle East and Africa

Property, plant and equipment, net of depreciation, by region	As at December 31,	As at December 31,
USD'000	2024	2023
Switzerland	74	162
Rest of EMEA	3,201	3,230
Total Property, plant and equipment, net of depreciation	3,275	3,392